Restatement of Previously Issued Financial Statements (Details) - Schedule of previously reported operating expenses, cash flows or cash - USD ($)			1 Months Ended	3 Months Ended			6 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Sep. 04, 2020	Mar. 31, 2021	Sep. 30, 2020	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Condensed Cash Flow Statements, Captions [Line Items]
Redeemable convertible preferred stock	$ 334,439,000			$ 334,439,000		$ 217,115,000	$ 334,439,000	$ 334,439,000	$ 217,115,000	$ 64,355,000	$ 36,768,000
Additional Paid-in Capital	0			0			0	0	0
Accumulated Deficit	(330,051,000)			(521,044,000)			(330,051,000)	(330,051,000)	(88,711,000)
Period from July 10, 2020 (inception) to September 30, 2020 (unaudited)
Net loss and comprehensive loss				(190,993,000)		(26,990,000)		(241,340,000)	(29,704,000)	(23,872,000)
Cash Flow Statement for the Period from July 10, 2020 (inception) to September 30, 2020 (unaudited)
Net loss and comprehensive loss				(190,993,000)		$ (26,990,000)		(241,340,000)	$ (29,704,000)	$ (23,872,000)
CM Life Sciences, Inc.
Condensed Cash Flow Statements, Captions [Line Items]
Additional Paid-in Capital	44,905,602			103,376,938			44,905,602	44,905,602
Accumulated Deficit	(39,907,599)			(98,379,521)			(39,907,599)	(39,907,599)
Period from July 10, 2020 (inception) to September 30, 2020 (unaudited)
Change in value of warrant liability				56,637,684			38,510,584
TransactionCosts							1,204,771
Net loss and comprehensive loss				$ (58,471,923)			(39,907,599)
Weighted average shares outstanding of Class A redeemable common stock (in Shares)				11,068,750
Basic and diluted earnings per share, Class A redeemable common stock (in Dollars per share)				$ (5.28)
Cash Flow Statement for the Period from July 10, 2020 (inception) to September 30, 2020 (unaudited)
Net loss and comprehensive loss				$ (58,471,923)			(39,907,599)
Adjustments [Member] | CM Life Sciences, Inc.
Condensed Cash Flow Statements, Captions [Line Items]
Warrant Liabilities		$ 48,148,484	$ 43,462,868		$ 48,148,484
Redeemable convertible preferred stock	(70,322,420)	(48,148,484)	(43,462,868)		(48,148,484)		(70,322,420)	(70,322,420)
Class A Common Stock	703	481	434
Additional Paid-in Capital	39,714,654	17,540,941	12,855,371		17,540,941		39,714,654	39,714,654
Accumulated Deficit	(39,715,355)	(17,541,422)	(12,855,805)		(17,541,422)		(39,715,355)	(39,715,355)
Total Stockholders’ Equity	2	0	0		0		2	2
Balance sheet as of December 31, 2020 (audited)
Warrant Liabilities	70,322,418						70,322,418	70,322,418
Period from July 10, 2020 (inception) to September 30, 2020 (unaudited)
Change in value of warrant liability					16,336,651		38,510,584
TransactionCosts					1,204,771		1,204,771
Net loss and comprehensive loss					(17,541,422)		(39,715,354)
Cash Flow Statement for the Period from July 10, 2020 (inception) to September 30, 2020 (unaudited)
Net loss and comprehensive loss					(17,541,422)		(39,715,354)
Allocation of initial public offering costs to warrant liability					1,204,771		1,204,771
Change in fair value of warrant liability					16,336,651		38,510,584
Initial classification of warrant liability					31,811,834		31,811,834
Initial classification of common stock subject to possible redemption					(43,462,868)		(43,462,868)
Change in value of common stock subject to possible redemption					$ (4,685,617)		$ (25,509,860)
Adjustments [Member] | Class A redeemable common stock [Member] | CM Life Sciences, Inc.
Period from July 10, 2020 (inception) to September 30, 2020 (unaudited)
Weighted average shares outstanding of Class A redeemable common stock (in Shares)					0		0
Basic and diluted earnings per share, Class A redeemable common stock (in Dollars per share)					$ 0		$ 0
Adjustments [Member] | Class B non-redeemable common stock [Member] | CM Life Sciences, Inc.
Period from July 10, 2020 (inception) to September 30, 2020 (unaudited)
Weighted average shares outstanding of Class A redeemable common stock (in Shares)					0		0
Basic and diluted earnings per share, Class A redeemable common stock (in Dollars per share)					$ (1.58)		$ (3.73)
As Restated [Member] | CM Life Sciences, Inc.
Condensed Cash Flow Statements, Captions [Line Items]
Warrant Liabilities		48,148.484	43,462,868		$ 48,148.484
Redeemable convertible preferred stock	353,219,870	375,529,126	380,268,982		375,529,126		$ 353,219,870	353,219,870
Class A Common Stock	895	672	624
Additional Paid-in Capital	44,905,602	22,596,570	17,856,761		22,596,570		44,905,602	44,905,602
Accumulated Deficit	(39,907,599)	(17,598,345)	(12,858,486)		(17,598,345)		(39,907,599)	(39,907,599)
Total Stockholders’ Equity	5,000,005	5,000,004	5,000,006		5,000,004		5,000,005	5,000,005
Balance sheet as of December 31, 2020 (audited)
Warrant Liabilities	70,322,418						70,322,418	70,322,418
Period from July 10, 2020 (inception) to September 30, 2020 (unaudited)
Change in value of warrant liability					16,336,651		38,510,584
TransactionCosts					1,204,771		1,204,771
Net loss and comprehensive loss					(17,598,345)		(39,907,599)
Cash Flow Statement for the Period from July 10, 2020 (inception) to September 30, 2020 (unaudited)
Net loss and comprehensive loss					(17,598,345)		(39,907,599)
Allocation of initial public offering costs to warrant liability					1,204,771		1,204,771
Change in fair value of warrant liability					16,336,651		38,510,584
Initial classification of warrant liability					31,811,834		31,811,834
Initial classification of common stock subject to possible redemption					380,268,982		380,268,982
Change in value of common stock subject to possible redemption					$ (4,739,857)		$ (27,049,112)
As Restated [Member] | Class A redeemable common stock [Member] | CM Life Sciences, Inc.
Period from July 10, 2020 (inception) to September 30, 2020 (unaudited)
Weighted average shares outstanding of Class A redeemable common stock (in Shares)					44,275,000		44,275,000
Basic and diluted earnings per share, Class A redeemable common stock (in Dollars per share)					$ 0		$ 0
As Restated [Member] | Class B non-redeemable common stock [Member] | CM Life Sciences, Inc.
Period from July 10, 2020 (inception) to September 30, 2020 (unaudited)
Weighted average shares outstanding of Class A redeemable common stock (in Shares)					11,068,750		10,633,062
Basic and diluted earnings per share, Class A redeemable common stock (in Dollars per share)					$ (1.59)		$ (3.75)
As Previously Reported [Member] | CM Life Sciences, Inc.
Condensed Cash Flow Statements, Captions [Line Items]
Warrant Liabilities		0	0		$ 0
Redeemable convertible preferred stock	423,542,290	423,677,610	423,731,850		423,677,610		$ 423,542,290	423,542,290
Class A Common Stock	192	191	190
Additional Paid-in Capital	5,190,948	5,055,629	5,001,390		5,055,629		5,190,948	5,190,948
Accumulated Deficit	(192,244)	(56,923)	(2,681)		(56,923)		(192,244)	(192,244)
Total Stockholders’ Equity	5,000,003	$ 5,000,004	$ 5,000,006		5,000,004		5,000,003	5,000,003
Balance sheet as of December 31, 2020 (audited)
Warrant Liabilities	$ 0						0	$ 0
Period from July 10, 2020 (inception) to September 30, 2020 (unaudited)
Change in value of warrant liability					0		0
TransactionCosts					0		0
Net loss and comprehensive loss					(56,923)		(192,244)
Cash Flow Statement for the Period from July 10, 2020 (inception) to September 30, 2020 (unaudited)
Net loss and comprehensive loss					(56,923)		(192,244)
Allocation of initial public offering costs to warrant liability					0		0
Change in fair value of warrant liability					0		0
Initial classification of warrant liability					0		0
Initial classification of common stock subject to possible redemption					423,731,850		423,731,850
Change in value of common stock subject to possible redemption					$ (54,240)		$ (1,539,252)
As Previously Reported [Member] | Class A redeemable common stock [Member] | CM Life Sciences, Inc.
Period from July 10, 2020 (inception) to September 30, 2020 (unaudited)
Weighted average shares outstanding of Class A redeemable common stock (in Shares)					44,275,000		44,275,000
Basic and diluted earnings per share, Class A redeemable common stock (in Dollars per share)					$ 0		$ 0
As Previously Reported [Member] | Class B non-redeemable common stock [Member] | CM Life Sciences, Inc.
Period from July 10, 2020 (inception) to September 30, 2020 (unaudited)
Weighted average shares outstanding of Class A redeemable common stock (in Shares)					11,068,750		10,633,062
Basic and diluted earnings per share, Class A redeemable common stock (in Dollars per share)					$ (0.01)		$ (0.02)